Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Property and Equipment [Abstract]
Property and Equipment

Note 5 - Property and Equipment

The following table summarizes the components of property and equipment, net:

	March 31,	December 31,
	2024	2023
Lab equipment	$104,474	$102,218
Total cost	104,474	102,218
Less: Accumulated depreciation	(43,545)	(35,025)
Property and equipment, net	$60,929	$67,193

Depreciation expense was $8,520 and $2,997 for the three months ended March 31, 2024 and 2023, respectively.

Note 5 - Property and Equipment

The following table summarizes the components of property and equipment, net:

	December 31,	December 31,
	2023	2022
Lab equipment	$102,218	$32,716
Total cost	102,218	32,716
Less: Accumulated depreciation	(35,025)	(13,899)
Property and equipment, net	$67,193	$18,817

Depreciation expense was $21,126 and $10,418 for the years ended December 31, 2023 and 2022, respectively.